Net interest income and other net income from fair value changes on financial instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Interest Income And Other Net Income From Fair Value Changes On Financial Instruments [Line Items]
Other net income from financial instruments measured at fair value through profit or loss	$ 13,952	$ 12,959	$ 9,934
of which: net gains / (losses) from financial liabilities designated at fair value	(7,547)	(2,090)	(4,065)
Net income from financial instruments measured at fair value through profit or loss and other	20,275	18,414	11,698
Interest income from loans and deposits	22,424	25,751	19,637
Interest income from securities financing transactions measured at amortized cost	3,399	3,716	3,450
Interest income from other financial instruments measured at amortized cost	1,622	1,339	1,152
Interest income from debt instruments measured at fair value through other comprehensive income	291	104	103
Interest income from derivative instruments designated as cash flow hedges	(1,229)	(1,943)	(1,898)
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	26,507	28,967	22,444
Interest expense on loans and deposits	13,973	16,772	10,800
Interest expense on securities financing transactions measured at amortised cost	2,083	1,939	1,714
Interest expense on debt issued and funding from UBS Group AG measured at amortized cost	10,286	10,901	7,031
Interest expense on lease liabilities	135	132	97
Total interest expense from financial instruments measured at amortized cost	26,477	29,745	19,643
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	31	(777)	2,801
Net interest income from financial instruments measured at fair value through profit or loss and other	6,323	5,455	1,765
Total net interest income	6,354	4,678	4,566
Reclassification from Interest expense on loans and deposits to Interest expense on debt issued and funding from UBS Group AG measured at amortized cost		6,800	4,200
Asset Management
Net Interest Income And Other Net Income From Fair Value Changes On Financial Instruments [Line Items]
Total net interest income	(70)	(54)	(37)
Net gains / (losses) on financial liabilities related to unit-linked investment contracts, which are designated at fair value through profit of loss	$ (2,827)	$ (1,844)	$ (2,045)